Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
5. Related Party Transactions
We have historically operated as part of AnaptysBio and not as a stand-alone entity. Accordingly, the accompanying financial statements for periods prior to the Spin-Off were derived from the consolidated financial statements and accounting records of AnaptysBio. Following the Spin-Off, the financial statements no longer include allocations from AnaptysBio.
Cost Allocations
The financial statements through the date of the Spin-Off reflect allocations of certain expenses from the financial statements of AnaptysBio, including research and development expenses and administrative expenses. These allocations include, but are not limited to, executive management, employee compensation and benefits, facilities and operations, information technology, business development, financial services (such as accounting, audit, and tax), legal, insurance, and stock-based compensation.
Internal research and development costs that could not be specifically identified were allocated to the program level using the percentage of external research and development costs as the allocation driver. General and administrative expenses were allocated similarly to the allocation of internal research and development costs, with a portion allocated based on estimated employee headcount.
These allocations are reflected in the statements of operations as follows:
For the three and six months ended June 30, 2026 and 2025, transactions with AnaptysBio were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Research and development	$1,853	$13,129	$17,166	$26,816
General and administrative	$3,664	$6,626	$22,520	$16,441

Total allocated operating expenses	$5,517	$19,755	$39,686	$43,257

The financial statements through the date of the Spin-Off reflect allocations of certain assets and liabilities from the financial statements of AnaptysBio. These allocations include, but are not limited to, prepaid expenses and other current assets, accounts payable, accrued expenses, and accumulated deficit. Amounts that could not be specifically identified were allocated using the percentage of external research and development costs as the allocation driver.

Management believes these cost allocation methods are reasonable and reflect the services provided to First Tracks Biotherapeutics during the periods presented. The allocations may not, however, be indicative of the actual expenses that would have been incurred had First Tracks Biotherapeutics operated as a stand-alone public company. Actual costs that may have been incurred if First Tracks Biotherapeutics had been a stand-alone public company would depend on a number of factors, including the organizational structure, whether functions were outsourced or performed by First Tracks Biotherapeutics employees, and decisions made in areas such as research and development, infrastructure, and information technology.
Net Investment from AnaptysBio
Related party transactions between First Tracks Biotherapeutics and AnaptysBio have been included within net former parent investment in the balance sheet as of December 31, 2025, as these related party transactions were not settled in cash. Net former parent investment, in the balance sheets and statements of equity, represents AnaptysBio’s investment in First Tracks Biotherapeutics, the net effect of transactions with, and allocations from AnaptysBio. The components of net transfers from AnaptysBio and the reconciliation to the corresponding amount presented on the statements of cash flows, for the six months ended June 30, 2026 and 2025, were as follows:

(in thousands)	2026	2025
Allocations of AnaptysBio’s corporate expenses	$9,077	$(46,389)
Non-cash transfer of investments to AnaptysBio	37,986	—
Non-cash transfer of ROU assets to AnaptysBio	12,886	—
Non-cash transfer of lease liabilities to AnaptysBio	(14,112)	—
Non-cash transfer of other current assets to AnaptysBio	6,048	—
Non-cash transfer of accrued liabilities to AnaptysBio	(28,797)	—

Total	$23,088	$(46,389)

5. Related Party Transactions
We have historically operated as part of AnaptysBio, Inc. and not as a standalone entity. Accordingly, the accompanying combined financial statements are derived from the consolidated financial statements and accounting records of AnaptysBio, Inc.
Cost Allocations
The combined financial statements reflect allocations of certain expenses from the financial statements of AnaptysBio, Inc., including research and development expenses and administrative expenses. These allocations include, but are not limited to, executive management, employee compensation and benefits, facilities and operations, information technology, business development, financial services (such as accounting, audit, and tax), legal, insurance, and stock-based compensation.
Internal research and development costs that could not be specifically identified were allocated to the program level using the percentage of external research and development costs as the allocation driver. General and administrative expenses were allocated similarly to the allocation of internal research and development costs, with a portion allocated based on estimated employee headcount.
These allocations are reflected in the combined statements of operations as follows:
For the years ended December 31, 2025 and 2024, transactions with AnaptysBio, Inc. were as follows:

(in thousands)	2025	2024
Research and development	$52,164	$42,662
General and administrative	$39,392	$28,756

Total allocated operating expenses	$91,556	$71,418

The combined financial statements reflect allocations of certain assets and liabilities from the financial statements of AnaptysBio, Inc. These allocations include, but are not limited to, prepaid expenses and other current assets, accounts payable, accrued expenses, and accumulated deficit. Amounts that could not be specifically identified were allocated using the percentage of external research and development costs as the allocation driver.
Management believes these cost allocation methods are reasonable and reflect the services provided to First Tracks Biotherapeutics, Inc. during the periods presented. The allocations may not, however, be indicative of the actual expenses that would have been incurred had First Tracks Biotherapeutics, Inc. operated as a standalone public company. Actual costs that may have been incurred if First Tracks Biotherapeutics, Inc. had been a standalone public company would depend on a number of factors, including the organizational structure, whether functions were outsourced or performed by First Tracks Biotherapeutics, Inc. employees, and decisions made in areas such as research and development, infrastructure, and information technology.

Net Investment from AnaptysBio, Inc.
Related party transactions between First Tracks Biotherapeutics, Inc. and AnaptysBio, Inc. have been included within net parent investment in the combined balance sheets in the historical periods presented as these related party transactions were not settled in cash. Net parent investment in the combined balance sheets and combined statements of equity represents AnaptysBio, Inc.’s investment in First Tracks Biotherapeutics, Inc., the net effect of transactions with, and allocations from AnaptysBio, Inc. The components of net transfers from AnaptysBio, Inc. and the reconciliation to the corresponding amount presented on the combined statements of cash flows were as follows:

(in thousands)	2025	2024
Allocations of AnaptysBio, Inc.’s corporate expenses	$30,010	$117,523